Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of supplemental cash flow information related to operating leases	Supplemental cash flow information related to operating leases was as follows (in thousands):

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Cash payments for operating leases	29,962	31,866
Right-of-use assets obtained in exchange for operating lease liabilities	3,735	74,582

Schedule of future lease payments under operating leases

10.  Lease (Continued)

Future lease payments under operating leases as of December 31, 2025 were as follows (in thousands):

RMB
2026	22,704
2027	15,215
2028	765
Total future lease payments	38,684
Less: imputed interest	(1,710)
Total lease liabilities	36,974